EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Nov. 03, 2023	May 01, 2023	Apr. 24, 2023	Apr. 20, 2023	Mar. 20, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 18, 2024
Subsidiary, Sale of Stock [Line Items]
Ordinary shares					1,400,000	17,357,924	15,093,847
Common stock, value, outstanding						$ 8,350,003	$ 8,350,002
Ordinary stock, price per share					$ 0.25
Gross proceeds					$ 350,000
Initial public offering gross proceeds							$ 8,350,000
Cashless exercise of warrant shares		96,331
Number of shares cancelled	2,484
2024 Equity Incentive Plan [Member] | Common Stock [Member] | Director and Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number									2,264,077
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock				1,600,000
Sale of stock, price per share				$ 5.00
Initial public offering gross proceeds			$ 8,000,000